Unconsolidated Structured Entity_The Size Of The Unconsolidated Structured Entities And The Risks Associated With Its Interests In Unconsolidated Structured Entities(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Nature
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		₩ 335,743,075	₩ 291,017,431
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		24,337,020	23,471,713
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,040,300	1,381,140
Maximum exposure to loss	[1]	34,339,319	32,234,190
Holding assets	[1]	24,337,020	23,471,713
Purchase and investment commitments	[1]	4,964,604	4,440,436
Unused credit	[1]	2,613,432	2,219,465
Payment guarantee and lan commitments	[1]	₩ 2,424,263	₩ 2,102,576
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Nature | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 12,384,191	₩ 11,910,754
Nature | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		2,959	27,883
Nature | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		6,256,781	5,048,844
Nature | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		5,166,578	6,048,644
Nature | Investment In Aassociates
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		352,488	258,594
Nature | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		174,023	176,994
Nature | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,022,463	1,343,857
Nature | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		228	7,517
Nature | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		17,609	29,766
Structured financing
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		54,206,404	43,775,805
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		4,910,284	4,118,425
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		524,448	972,224
Maximum exposure to loss	[1]	7,419,548	5,708,157
Holding assets	[1]	4,910,284	4,118,425
Purchase and investment commitments	[1]	38,650	0
Unused credit	[1]	654,203	6,789
Payment guarantee and lan commitments	[1]	₩ 1,816,411	₩ 1,582,943
Methods of determining the maximum exposure to loss		Loan commitments /investment agreements / purchase commitments and acceptances and guarantees	Loan commitments /investment agreements / purchase commitments and acceptances and guarantees
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Structured financing | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 132,685	₩ 129,367
Structured financing | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Structured financing | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		4,775,723	3,987,339
Structured financing | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Structured financing | Investment In Aassociates
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Structured financing | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		1,876	1,719
Structured financing | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		523,086	970,890
Structured financing | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Structured financing | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,362	1,334
Investment funds
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		180,236,568	121,481,888
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		10,561,340	8,666,223
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		90,209	87,793
Maximum exposure to loss	[1]	14,551,784	12,013,620
Holding assets	[1]	10,561,340	8,666,223
Purchase and investment commitments	[1]	3,980,356	3,345,947
Unused credit	[1]	2,900	1,450
Payment guarantee and lan commitments	[1]	₩ 7,188	₩ 0
Methods of determining the maximum exposure to loss		Investments /loans and capital commitments	Investments /loans and capital commitments
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Investment funds | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 9,846,278	₩ 7,934,662
Investment funds | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	23,794
Investment funds | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		293,221	391,665
Investment funds | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	8,636
Investment funds | Investment In Aassociates
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		352,488	258,594
Investment funds | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		69,353	48,872
Investment funds | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		90,131	81,502
Investment funds | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	6,232
Investment funds | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		78	59
Trusts
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		2,287,172	519,609
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		360,587	143,357
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Maximum exposure to loss	[1]	389,014	143,357
Holding assets	[1]	360,587	143,357
Purchase and investment commitments	[1]	0	0
Unused credit	[1]	28,427	0
Payment guarantee and lan commitments	[1]	₩ 0	₩ 0
Methods of determining the maximum exposure to loss		Dividends by results trust: Total amount of trust exposure	Dividends by results trust: Total amount of trust exposure
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Trusts | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 0	₩ 0
Trusts | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trusts | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		266,974	34,000
Trusts | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trusts | Investment In Aassociates
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trusts | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		93,613	109,357
Trusts | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trusts | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trusts | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Asset-backed securitization and others
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		99,012,931	125,240,129
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		8,504,809	10,543,708
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		425,643	321,123
Maximum exposure to loss	[1]	11,978,973	14,369,056
Holding assets	[1]	8,504,809	10,543,708
Purchase and investment commitments	[1]	945,598	1,094,489
Unused credit	[1]	1,927,902	2,211,226
Payment guarantee and lan commitments	[1]	₩ 600,664	₩ 519,633
Methods of determining the maximum exposure to loss		Providing lines of credit/ purchase commitments/ loan commitments and acceptances and guarantees	Providing lines of credit/ purchase commitments/ loan commitments and acceptances and guarantees
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Asset-backed securitization and others | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 2,405,228	₩ 3,846,725
Asset-backed securitization and others | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		2,959	4,089
Asset-backed securitization and others | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		920,863	635,840
Asset-backed securitization and others | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		5,166,578	6,040,008
Asset-backed securitization and others | Investment In Aassociates
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Asset-backed securitization and others | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		9,181	17,046
Asset-backed securitization and others | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		409,246	291,465
Asset-backed securitization and others | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		228	1,285
Asset-backed securitization and others | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 16,169	₩ 28,373

[1]	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.